Summary of Significant Accounting Policies (Details) - Schedule of Common Stock reflected in the balance sheets - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Schedule of common Stock reflected in the balance sheets [Abstract]
Gross proceeds	$ 130,015,520	$ 130,015,520
Less:
Common stock issuance costs	(3,392,993)	(3,392,993)
Plus:
Accretion of carrying value to redemption value	347,597	3,574,835
Common stocks subject to possible redemption	$ 130,544,959	$ 130,197,362	$ 130,162,376